Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 5,163	$ 4,850
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	46	48
Net interest expense (income)	(38)	(40)
Administrative expense	4	3
Defined benefit pension expense	12	11
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	106	85
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	118	96
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	8
Net interest expense (income)	20	19
Remeasurements of other long-term benefits	10	2
Defined benefit pension expense	38	29
Total pension and other post-employment benefit expense	$ 38	$ 29